SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses [Table Text Block]
	2023	2022
	$	$
Accounting and legal	716,349	665,248
Depreciation and amortization	1,365,018	1,280,446
License fees, taxes and insurance	1,625,036	1,807,645
Office facilities and administrative	338,492	301,944
Operating lease cost	591,375	591,376
Other expenses	806,009	256,454
Professional fees and consulting	903,513	701,999
Salaries and wages	2,747,133	2,913,900
Sales, marketing, and promotion	83,672	83,770
Share-based compensation	209,441	366,469
Shareholder communications	18,128	26,781
Travel and entertainment	41,742	59,142
	9,445,908	9,055,174

2021
$
Accounting and legal	501,854
Depreciation and amortization	1,321,686
License fees, taxes and insurance	1,705,539
Office Facilities and administrative	253,230
Operating lease cost	549,031
Other	372,307
Professional Fees and consulting	650,188
Salaries and wages	2,884,320
Share-based compensation	494,435
Shareholder Communications	15,834
Travel and entertainment	58,975
8,807,399